Pension commitments, Sensitivities (Details)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Sensitivities [Abstract]
Weighted average duration of defined benefit obligation	22 years
Discount rate for scheme liabilities	(1.20%)	(1.92%)
Price inflation	1.69%	1.89%
Salary growth rate	2.65%	2.61%
Germany [Member]
Sensitivities [Abstract]
Weighted average duration of defined benefit obligation	14 years
Discount rate for scheme liabilities	(1.09%)	(1.83%)
Price inflation	1.75%	2.00%
Salary growth rate	2.50%	2.50%
Rest of World [Member]
Sensitivities [Abstract]
Discount rate for scheme liabilities	(1.71%)	(2.14%)
Price inflation	1.16%	1.26%
Salary growth rate	3.09%	2.75%
Discount Rate for Scheme Liabilities [Member] | Germany [Member]
Sensitivities [Abstract]
Change in assumption	0.50%
Discount rate for scheme liabilities	(11.50%)
Discount Rate for Scheme Liabilities [Member] | Rest of World [Member]
Sensitivities [Abstract]
Change in assumption	0.50%
Discount rate for scheme liabilities	(6.70%)
Price Inflation [Member] | Germany [Member]
Sensitivities [Abstract]
Change in assumption	0.25%
Price inflation	3.80%
Price Inflation [Member] | Rest of World [Member]
Sensitivities [Abstract]
Change in assumption	0.25%
Price inflation	0.90%
Salary Growth Rate [Member] | Germany [Member]
Sensitivities [Abstract]
Change in assumption	0.50%
Salary growth rate	1.00%
Salary Growth Rate [Member] | Rest of World [Member]
Sensitivities [Abstract]
Change in assumption	0.50%
Salary growth rate	3.60%
Life expectancy [Member] | Germany [Member]
Sensitivities [Abstract]
Increase in assumed life expectancy	1 year
Percentage of increase in defined benefit obligation due to increase in life expectancy	3.70%
Life expectancy [Member] | Rest of World [Member]
Sensitivities [Abstract]
Increase in assumed life expectancy	1 year
Percentage of increase in defined benefit obligation due to increase in life expectancy	1.30%